7. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	For the years ending March 31,
	2018	2017	2016
Income Tax Statutory income Tax Rates
United States	21.00%	35.00%	35.00%
Canada	26.50%	26.50%	26.50%